Deferred Subsidies	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Deferred Subsidies
14.	DEFERRED SUBSIDIES

During the year ended December 31, 2011 and 2012, Dalian Changzheng received grants of RMB240,240 and RMB35,960 (US$45,625 total), respectively, from the government of China. This grant was initially deferred when received and was initially used for research and development related to certain software and system development projects which were approved by the government. There were no grants received in 2013. The entire amount of deferred subsidies is included in liabilities held for sale (note 3).

There are no contingencies related to the grants.